TAX MATTERS (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
Thousands of U.S. dollars
For the years ended December 31,
2019 2020 2021
(Loss) before income tax

(44,475) (42,101) (88,491)
Income tax applying the statutory

tax

rate

11,726 6,694 23,926
Permanent differences

(78) (175) (5,398)
Adjustments due to international tax rates

(4,718) (1,018) 2,800
Tax credits / Withholding

Tax of Spanish Branches
(4,705) (4,661) (4,510)
DTA write off (38,443) (5,619) (21,277)
Total income tax expense (36,218) (4,779) (4,459)

Disclosure of components of Income tax explanatory
Thousands of U.S. dollars
For the years ended December 31,
2019 2020 2021
Current tax expense

(20,438) (22,797) (19,868)
Deferred tax

(15,780) 18,018 15,409
Total income tax expense (36,218) (4,779) (4,459)

Disclosure of deferred taxes [text block]
Thousands of U.S. dollars
2020 2021
Deferred tax assets
Tax loss carryforwards 36,546 45,949
Tax credits

7,336 5,890
Tax credits – IFRS 16

950 924
Deferred tax assets from temporary differences
Litigations provisions

4,478 9,489
Financial costs
(426) 4,735
Fixed Assets
11,639 13,165
Operating provisions and others 41,830 35,048
Total deferred tax assets 102,353 115,200
Deferred tax liabilities
Intangible assets (**) (9,917) (5,742)
Others
(1,586) 644
Total deferred tax liabilities (11,503) (5,098)
Balance at December 31, 2021 (*) 90,850 110,102
(*) DTA assets/liabilities were offset by the entity

that has the legal right to settle the tax
amounts on a net basis.
(**) DTL related to Intangible assets arised of Bain Capital acquisition in 2012
Thousands of U.S. dollars
Balance at
12/31/2020
Income Statement
Translation
differences

Balance at
12/31/2021
Increases Decreases
DEFERRED TAX ASSETS

102,353 20,542 (8,623) 928 115,200
Unused tax losses
(*)

36,546 9,647 (1,175) 931 - 45,949
Unused tax credits

7,337 73 (29) (568) - 6,813
Deferred tax assets (temporary differences)
(**)
58,470 10,822 (7,419) 565 - 62,438
DEFERRED TAX LIABILITIES

(11,503) 9,202 (470) - (2,327) - (5,098)
Deferred tax liabilities (temporary
(11,503) 9,202 (470) (2,327) - (5,098)
(*) Tax credits for loss carryforwards.
(**) The increase is mainly due to the constitution of DTA related to Financial Interests in the Spanish Entities.

Thousands of U.S. dollars
Balance at
12/31/2019
Income Statement
Translation
differences

Balance at
12/31/2020
Increases Decreases
DEFERRED TAX ASSETS

99,631 31,605 (13,010) (15,873) 102,353
Unused tax losses
(*)

32,743 3,545 (5,123) 5,381 36,546
Unused tax credits

4,575 2,027 (120) 855 7,337
Deferred tax assets (temporary differences)
(**)
62,313 26,033 (7,767) (22,109) 58,470
DEFERRED TAX LIABILITIES

(20,378) (735) 159 9,451 (11,503)
Deferred tax liabilities (temporary differences)

(20,378) (735) 159 9,451 (11,503)
(*) Tax credits for loss carryforwards.
(**) The increase is mainly due to the constitution of DTA related to Financial Interests in the Spanish Entities.

Disclosure of tax receivables and payables [text block]
Thousands of U.S. dollars
As of December 31,
Recoverable 2020 2021
Non-current
Indirect taxes

4,815 4,505
4,815 4,505
Current
Indirect taxes

29,340 35,451
Other taxes

7,454 7,176
36,794 42,627
Income tax

25,764 30,899
Total

67,373 78,031
Thousands of U.S. dollars
As of December 31,
Payables 2020 2021
Non-current
Social security

1,893 1,653
1,893 1,653
Current
Indirect taxes

38,026 29,857
Other taxes

59,078 58,749
97,104 88,606
Income tax

16,838 8,872
Total 115,835 99,131